Tax expenses (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Current taxes:
Current taxes | ₪		₪ 11,470		₪ 13,877	₪ 11,671
Total Current taxes | ₪		11,470		13,877	11,671
Deferred taxes | ₪		1,249		1,586	2,064
Total Reconciliation of the statutory tax rate to the effective tax rate | ₪		₪ 12,719		₪ 15,463	₪ 13,735
US Dollars [Member]
Current taxes:
Current taxes | $			$ 3,688
Total Current taxes | $			3,688
Deferred taxes | $			402
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]		$ 4,090

[1]	Convenience Translation into US Dollars.